LIQUIDITY RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
Liquidity Risk Management
LIQUIDITY RISK MANAGEMENT

Hudson evaluates this risk as the ability to settle its financial liabilities on time and at a reasonable price. Beside its capability to generate cash through its operations, Hudson, jointly with Dufry, mitigates liquidity risk by keeping unused credit facilities with financial institutions.

36.1 REMAINING MATURITIES FOR NON-DERIVATIVE FINANCIAL ASSETS AND LIABILITIES

The following tables have been drawn up based on the undiscounted cash flows of financial assets and liabilities (based on the earliest date on which Hudson can receive or be required to pay).

The following tables include principal and interest expected cash flows.

AT DECEMBER 31, 2019 IN MILLIONS OF USD	1-6 MONTHS	6-12 MONTHS	1-2 YEARS	MORE THAN 2 YEARS	TOTAL
Cash and cash equivalents	318.7	–	–	–	318.7
Trade receivables	0.5	–	–	–	0.5
Other accounts receivable	36.4	2.5	–	–	38.9
Other non-current assets	2.6	2.7	12.2	22.4	39.9
Total cash inflows	358.2	5.2	12.2	22.4	398.0

Trade payables	124.6	–	–	–	124.6
Borrowings, current	–	45.9	–	–	45.9
Other liabilities	113.9	–	–	–	113.9
Borrowings, non-current	–	–	11.0	492.1	503.1
Lease obligations	157.5	139.2	254.6	1,011.8	1,563.1
Other non-current liabilities	–	–	–	0.7	0.7
Total cash outflows	396.0	185.1	265.6	1,504.6	2,351.3

AT DECEMBER 31, 2018 IN MILLIONS OF USD	1-6 MONTHS	6-12 MONTHS	1-2 YEARS	MORE THAN 2 YEARS	TOTAL
Cash and cash equivalents	234.5	–	–	–	234.5
Trade receivables	0.7	0.6	–	–	1.3
Other accounts receivable	34.3	2.5	–	–	36.8
Other non-current assets	2.8	2.9	9.2	15.1	30.0
Total cash inflows	272.3	6.0	9.2	15.1	302.6

Trade payables	105.5	–	–	–	105.5
Borrowings, current	–	51.5	–	–	51.5
Other liabilities	106.9	–	–	–	106.9
Borrowings, non-current	14.1	14.1	28.2	577.5	633.9
Total cash outflows	226.5	65.6	28.2	577.5	897.8